Other Assets and Notes Receivable	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Loans Notes Trade And Other Receivables Disclosure [Text Block]

5. Other Assets and Notes Receivables

During the first quarter of 2011, the Company loaned $294,000 to Renal Advantage Partners LLC, the parent company of Renal Advantage, Inc., a provider of dialysis services, which included a $60,000 conversion right for a 49% minority equity interest in Renal Advantage Partners LLC. The conversion right was exercised and became effective May 1, 2011. The remaining loan is classified within “Other assets and Notes Receivables” in the balance sheet and the participation received resulting from the exercise of the conversion right is classified within “Investment in equity method investees.” Additionally, the Company has entered into agreements to provide renal products and pharmaceutical supplies as well as other services to Renal Advantage Partners LLC and Liberty Dialysis, Inc. On August 2, 2011, the Company announced its plans to acquire 100% of Liberty Dialysis Holdings, Inc, the owner of all of the business of Liberty Dialysis and owner of the remaining 51% stake in Renal Advantage, Inc. See Note 17, “Subsequent Events.”